Employee Benefits Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Defined contribution plan, cost	$ 2,408	$ 2,107	$ 1,456